Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Segment Information

Segment information for the years as of December 31, 2024 and 2023 is as follows:

	As of December 31,
	2024	2023
Total assets
Trucking services	$35,411,783	$68,400,751
Car owner services	8,438,663	19,447,401
Liquor distribution	1,858,277	1,154,091
Total	$45,708,723	$89,002,243

Total Property and equipment, net
Trucking services	$729,148	$843,984
Liquor distribution	-	618,811
Total	$729,148	$1,462,795